Equity Plans - (Tables) - Rigetti Computing, Inc [Member]	3 Months Ended
Mar. 31, 2022
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Grant Date Intrinsic Value [Table Text Block]
A summary of activity related to stock option is summarized as below (in thousands, except for share and per share data):

	Number of Options	Weighted-Average Exercise Price	Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value
Outstanding - December 31, 2021	11,468,275	$0.36	8.1	$46,839
Granted	—
Exercised	(1,123,539)	$0.27		$4,668
Forfeited and expired	(229,887)	$0.27

Outstanding - March 31, 2022	10,114,849	$0.36	7.9	$60,885

Exercisable - March 31, 2022	5,645,220	$0.41	7.8	$33,229

Schedule of Activity Related to Restricted Stock Units
A summary of activity related to RSUs is summarized as below:

	Number of RSUs	Weighted-Average Exercise Price
Balance at December 31, 2021	5,388,455
Granted	3,905,871	$4.44
Vested	(952,127)
Forfeited	(217,311)

Balance at March 31, 2022	8,124,888

Schedule Of Employee Service Share Based Compensation Allocation Of Recognized Period Costs
The table below summarizes the total stock compensation expenses for the three months ended March 31, 2022 and 2021:

	Three Months Ended March 31,
	2022	2021
	(In thousands)
Research and development	$2,389	$340
Selling and marketing	441	32
General and administrative	8,651	225

	$11,481	$597

Schedule Of Share Based Payment Award Stock Options Valuation Assumptions	The range of assumptions used in the Black-Scholes option-pricing model for options issued to employees during the three months ended March 31, 2021, are as follows:

March 31, 2021
Expected volatility	46.8%
Weighted-average risk-free interest rate	1.07%
Expected dividend yield	—%
Expected term (in years)	6.1 years